Taxes on Income (Details) - Schedule of deferred tax liabilities and assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Liabilities And Assets Abstract
Carryforward tax losses
Carryforward tax losses	(1,330)
Employee benefits
Deferred tax income (expenses)	(1,330)
Deferred tax assets, net